October 4, 2007

Ms. Pamela A. Long
Assistant Director
United States Securities and Exchange Commission
Division of Corporate Finance
110 F Street, N.E., Mail Stop 7010
Washington, D.C. 20549

Re:     Seychelle Environmental Technologies, Inc.
           Amendment No. 4 to Form 10-SB
           Filed February 26, 2007
           File No. 000-29373

Dear Ms. Long:

This is in response to your letter of comment dated March 28, 2007 with regard to the Form 10-SB, Amendment Number 3 filed by Seychelle Environmental Technologies, Inc. (the ”Company”) on February 26, 2007. Please note that we have been communicating with the Accounting Branch Chief and received comments regarding our Form 10-KSB in a letter dated August 28, 2007.  We responded to these comments by a separate letter and have been informed that there are no further comments from the Accounting Branch Chief with respect to our Form 10-KSB.

The following responses reference the comment headings in your comment letter.

Explanatory Note

1.    Please delete reference to this filing being a "Current Report," as current reports are filed on Form 8-K and this is a Form 10-SB registration statement for the registration of a class of securities of a small business issuer under Section 12(g) of the Securities Exchange Act of 1934. In addition, please revise to clarify in your next amendment that it is Amendment No. 4 to a Form 10-SB filed September 19, 2005.

Comment No. 1. We have deleted the reference to “Current Report.” In addition, we have made the appropriate revision to Amendment No 4 to a Form 10-SB filed September 9, 2005.

Description of Business, page 2 Business of Seychelle, page 3

2.    We note your response to comment 3 of our letter dated October 18, 2006. Please provide us with your cited source for the projection of the U.S. household water filtration market. Please also revise to quantify the size of the portable water filtration market. If this information is not reasonably known to you, please advise supplementally, Note that to the extent you include projections of future economic performance in your prospectus; the forecast must have a reasonable basis, as required by Item 10(d) of Regulation S-B.

Ms. Pamela A. Long
October 4, 2007

Comment No. 2.  We have made the appropriate disclaimer.

New Products, page 4

3.    We note your response to comment 4 of our letter dated October 18, 2006. Please revise to disclose when you completed development of Pump N' Pure and state that your license with Gary Hess is exclusive.

Comment No. 3.  We have made the appropriate revisions.

Customers and Competition, page 5

4.    Please expand your disclosure to address the methods of competition within the home filtration market. See Regulation S-B, Item I01 (b) (4).

Comment No. 4.  We have made the appropriate disclaimer.

Risk, Factors page 6 Competition, page 8

5.    Please revise to provide the basis for your statement that "no company to date has been able to match our technology or our cost."

Comment No. 5. We have deleted the reference.

Reports to Security Holders, page 8

6.    We note your response to comment 11 of our letter dated October 18, 2006. Please note that although the disclosure required by Item 101(c) of Regulation S-B is not required for registration statements filed under the Securities Exchange Act of 1934, where such disclosure is made, as here, it should contain all of the information specified in that item, including the listing of reports and other information filed with the Commission as specified in paragraph (c) (2) of Item 101. Please revise to disclose the reports you are obligated to file or, alternatively, delete this paragraph.

Comment No. 6. We have deleted the paragraph.

Discussion and Analysis, page 9

Fiscal Year Ending February 28, 2005 Compared to the Corresponding Period in 2004. Page 10

7.    We have reviewed your response to comment 12. You indicate that you provided the disclosure we requested on page 10, however you have not. For the year ended February 28, 2005, you state that the increase in gross profit compared to the prior year is primarily due to decreased cost for outside assembly labor combined with change in product mix. As previously requested, please quantify the impact of each individual business reason you identify as contributing to the change between periods. You should also consider quantifying the portion of changes in revenues resulting from changes in price and the portion resulting from changes in volume.

Ms. Pamela A. Long
October 4, 2007

Comment No. 7.  Although the fiscal years ending February 28, 2005 compared to the corresponding period in 2004 are no longer included in the filing, we have expanded similar comments including quantifying the changes in revenues resulting from changes in price and volume.

Executive Compensation, page 15

8.    Please revise your executive compensation disclosure to include information for the year ended February 28, 2007. Refer to Question 8B to Part .1 of our 1997 Manual of Publicly Available Telephone Interpretations, available at http:/www.sec.gov/interps/telephone/cftelinterps item402.pdf. In addition, please note that your revised disclosure must comply with the amendments and new rules adopted by the Commission in its Executive Compensation and Related Person. Disclosure rulemaking. Refer to Securities Act Release No. 8732A (Aug. 29, 2006) and Question 7 to our Executive Compensation and Related Person Training Q&A, both of which are available on our website. http://www.sec.gov

 Comment No. 8.  We have made the appropriate revisions.

Part
Market for Common Equity and Related Stockholder Matters, page 18

9.    Revise to provide the high and low bid prices for the quarters since February 28, 2007 and 2006. See Regulation S-B, Item 201(a)(1)(ii).

Comment 9.  We have made the appropriate update.

Recent Sales of Unregistered Securities, page 20

10.   We note no substantive revisions in response to comment 20 of our letter dated October 18, 2006, with respect to your analysis of the availability of the exemption provided by Section 4(2) of the Securities Act of 1933. Accordingly, we reissue prior comment 20.

Comment No. 10.  We have clarified the disclosure. However, please note that the number of individuals who purchased common shares during the period in question was limited to forty-four, although there were multiple purchases by the same individuals. We had five total issuances of shares to persons  who were employees and affiliates in lieu of salary. We paid compensation to contractors and consultants( total of 15 persons) for services rendered. As a result, there were only twenty-four persons who actually purchased shares during this period.. We believe that these transactions would qualify under the exemption afforded by Section 4(2) of the Securities Act of 1933 because the offers were made to a limited number of people, all of whom received all material information concerning the investment and all of whom have had sophistication and ability to bear economic risk based upon their representations to us and their prior experience in such investments. The exemptions are claimed upon, among other things, certain representations made by the purchasers in connection with the transactions.

11.   We note your response to comment 21 of our letter dated October 18, 2006. Revise to disclose your issuances of warrants to the TAM irrevocable Trust that occurred on March 28, 2005, and July 27, 2005.

Comment No. 11. We have included the issuances of warrants on March 28, 2005 and July 27, 2005 to the TAM Irrevocable Trust in the disclosure.

Ms. Pamela A. Long
October 4, 2007

12.   We note your response to comment 22 of our letter dated October 18, 2006, Item 701 of Regulation S-B requires disclosure of all securities that a small business issuer has sold within the past three years without registering the issuance under the Securities Act. The transaction referenced in comment 22 of our letter dated October 18, 2006, and comment 33 of our letter dated April 24, 2006, was reported to have occurred within the period for which disclosure pursuant to Item 701 is required and we therefore reissue prior comment 22.

Comment 12.  We have made the appropriate update.

Annual Financial Statements
General

13.   Please amend your filing to include recent interim or annual financials statements as required by Item 310(g) of Regulation S-B.

Comment No 13. We have incorporated by reference the successive applicable interim and annual financials as permitted under Rule 12(b)23.

14.   We have reviewed your response to comment 23. The restatement of your financial statements to correct accounting errors requires that you:

• Comply with paragraphs 13, 36 & 37 of APB 20 related to the correction of an error in previously issued financial statements.
• Obtain a revised auditor's report consistent with AU 420.11 containing an explanatory paragraph.
• Label the financial statements as restated.

This comment also applies to each of your periodic filings that include restated financial statements.

Comment No. 14.  The Company believes that they have reclassified  to operating expenses both the loss on sale of vehicle / equipment (from other income/expense) , as well as, the California franchise fee (from income tax) instead of restating their financial statements to correct immaterial classifications rather than accounting errors.  These reclassifications have not affected the Company’s overall net loss,  an immaterial change in operating losses of $31,600 (i.e. loss before and after reclassifications were made) and did not change the Company’s  financial trends i.e. the earnings per share.  Management continues to believe that since the reclassifications noted above are immaterial under the dual approach, no disclosure as a restatement of financial statements is required.  The company’s independent auditor agrees with this position.

Note I - Organization and Description of Business. Page 33 Significant Agreements, page 39

15.    We have reviewed your response to comment 25. Please consider revising the "Asia" line item to "Asia-other" or "Asia, not including Pakistan and China.'

Comment No. 15.  We have made the appropriate update.

Ms. Pamela A. Long
October 4, 2007

16.    Please provide us with additional information to help us understand the difference between the breakdown of revenues by country in Note 1 and Note 12 or revise your disclosures accordingly.

Comment No. 16.  We have revised revenues by country in Note 12 to conform with the disclosure in Note 1.

Note 2 - Summary of Significant Accounting Policies. Page 41 Cost of Sales, page 42

17.   We have reviewed your response to comment 26. As previously requested please disclose:

•	In a footnote, the line item in which the costs associated with your distribution network are included and the amounts included in that line item for each period presented; and
•
In MD&A, that your gross margins may not be comparable to those of other entities, since some entities include all of the costs related to their distribution network in cost of sales and others like you exclude a portion of them from gross margin, including them instead in another line item, such as general and administrative expenses.

Comment 17.  The Company does not incur any costs relating to its distribution agreements.  Under each agreement, the Company will act as an original equipment manufacturer and the other party functions as a distributor of Seychelle water filtration products to certain accounts or territories.  A majority of the agreements provide the Company the ability to sell products to the distributor at specified prices and terms.   Revenue and related cost of sales are recorded as outlined in Note 2 to the Company’s financial statements.

Issuance of Stock for Services, page 44

18.   We have reviewed your response to comment 28. As previously requested, for Financial statements for periods prior to your adoption of SFAS 123R, please provide the tabular presentation required by subsection (c) of paragraph 2(e) of SFAS 148 in your “Summary of Significant Accounting Policies.”

Comment No. 18.

Note 7 - Notes Payable to Related Parties, page 56

19.   We have reviewed your response to comment 29. Your revisions to page 57 do not clarify whether you reduced an accrual for interest or retroactively recognized expense upon granting the restricted stock and warrant. Please provide us with the journal entry you booked to record the issuance of the restricted stock and warrant.

Comment No. 19.  During November 2002, the Company filed Form 15 “CERTIFICATION AND NOTICE OF TERMINATION OF REGISTRATION UNDER SECTION 12(G) OF THE SECURITIES EXCHANGE ACT OF 1934 OR SUPENSION OF DUTY TO FILE REPORTS UNDER SECTIONS 13 AND 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934” and the Company’s Board of Directors approved a resolution increasing the interest rate charged on funds borrowed from the Company’s primary investor, TAM Irrevocable Trust (“TAM Trust”) to 25 percent (see Board of Director resolution at Attachment  A).  Prior to such date, the advances bear interest at 10 percent.

Ms. Pamela A. Long
October 4, 2007

During December 2004, the Company granted the TAM Trust 1,266,667 shares of restricted common stock in lieu of payment of accrued interest on prior year advances from the period March 1, 2002 through February 28, 2005.  The Company has recorded accrued interest of $228,000 as of February 28, 2005.  The restricted common shares were distributed during the first quarter of the fiscal year ending February 28, 2006.  The estimated fair market value of the restricted shares was $228,000.

As requested, the journal entries booked to reduce an accrual for interest and to record the issuance of the restricted stock are on Attachment B.

Note 8 - Capital Structure, page 58

Common Stock, page 58

20.   We have reviewed your response to comment 31. As we indicated in our prior comment, the textual disclosure in Note 12 does not appear to agree to your statement of stockholders’ equity. Your revised disclosure on page 55 indicates that you issued 2,248,334 shares of common stock for $513,000 during the year ended February 28, 2006. However, your statement of stockholders’ equity continues to disclose that you issued 2,474,225 shares in exchange for $566,756 in cash. We also note that your revised disclosure on page 55 does not agree to the reconciliation provided in your response, either in dollar value or number of shares. Please revise or advise.

Comment No. 20.  As outlined in Recent Sales of Unregistered Securities (page ), on during the three-month period ended May 31, 2005, the Company issued to twenty-one (21) individual investors an aggregate of 2,255,891 common shares for cash for an approximate value of $536,000.  Additionally, during the three-month period ended August 31, 2005, the Company issued to twelve (12) individual investors an aggregate of 2,098,334 common shares for cash for an approximate total value of $478,000.  Included in the common shares issued during the three-month period ended August 31, 2005,  the Company issued 2,000,000 common shares with detachable warrants to an individual investor for cash for a total value of $450,000.  The individuals that purchased this stock are also referred to as purchasing stock in our response to Comment 10.

A reconciliation of cash proceeds from the sale of stock during the fiscal year ended February 28, 2006 is as follows:

	Common Stock Issued	Proceeds

Common stock issued for cash during the three-month period May 31, 2005	2,355,891	$536,000
Common stock issued for cash during the three-month period August 31, 2005	2,098,334	478,000

	4,454,225	1,014,000

Less: Common stock issued with detachable warrants with conversion at below market value per statement of shareholders equity	2,000,000	448,000

Cash proceeds per statement of stockholders equity	2,454,225	566,000

Difference	205,891	43,000

Cash proceeds per Note 8 Capital Structure, as originally reported	2,248,334	513,000

We have revised the disclosure in Note 9 to conform with the sale of stock indicated in the Company’s consolidated statement of changes in stockholders deficit.

Warrants, page 63

21.   We have reviewed your response to comment 32. Please tell us the date on which the board approved the grants, the date on which the grants were issued, the closing stock price on each of those dates, and the stock price used to value grants.

Comment No. 21.  As noted in our responses dated February 26, 2007, the warrants were granted as part of the compensation package for the consultants and majority debt holder but were not issued on a timely basis due to change in legal counsel.  A summary of assumptions used in valuing the warrant awards is as follows:

Ms. Pamela A. Long
October 4, 2007

We have revised the disclosure in Note 9 to conform with the sale of stock indicated in the Company’s consolidated statement of changes in stockholders deficit.

Warrants, page 63

21.   We have reviewed your response to comment 32. Please tell us the date on which the board approved the grants, the date on which the grants were issued, the closing stock price on each of those dates, and the stock price used to value grants.

Comment No. 21.  As noted in our responses dated February 26, 2007, the warrants were granted as part of the compensation package for the consultants and majority debt holder but were not issued on a timely basis due to change in legal counsel.  A summary of assumptions used in valuing the warrant awards is as follows:

Date grant approved by Board of Directors	December 2004
Date grant was issued	March 29, 2005
Closing stock price on date grant approved by Board of Directors	$0.07
Closing stock price on date issuance approved by Board of Directors	$0.28
Price used to value the grants	$0.28
Warrant exercise price	$0.225

22.   We have reviewed your responses to comments 30 and 33. Please note that prior to the adoption of SFAS 123R the intrinsic value method under APB 23 was only appropriate for grants to employees. Please provide us with a breakdown of all warrant and option issuances, broken out by recipient, and indicate whether the recipient is an employee or not. Provide us with additional information to understand your conclusions regarding the appropriate classification as employees or non-employee of the officers of the company performing consulting services.  Please include a discussion of the factors discussed in the response to question 1(b) of FIN 44 in supporting your conclusion regarding employee status.

Please revise to clarify where Note 2 begins. It currently appears to begin in the middle of Note 1.

Comment 22.  Under the provisions of  FIN 44, the two officers in question  are considered employees  and the disclosure was so clarified in the filing.   The warrant breakdown is included in the Item 4 in the Security Ownership of Certain Beneficial Owners and Management Section.

23.   If you conclude that any awards accounted for using the intrinsic value method were not issued to employees as defined by FIN 44. Please provide us with your calculation of the fair value of any such awards at the date of mint. Please identify each assumption used in valuing these awards. Please also provide us with your materiality assessment of any resulting accounting errors, including a comparison of each quarterly income statement as reported to the corrected quarterly income statements for each affected period.

Comment 23.  As a result of the clarification in the response to Comment 22, no further disclosure is required.

24. We have reviewed your response to comment 35. Please provide us with your calculation of the fair value of each unearned award outstanding at the time of your adoption of SFAS 123R. Please identify each assumption you used in valuing these awards.

Ms. Pamela A. Long
October 4, 2007

Comment No. 24.  The assumptions used in valuing the restricted stock and warrant awards as of March 1, 2006 were as follows:

The fair value of stock based awards is calculated using the Black Scholes option pricing model, even though this model was developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which differ significantly from the Company’s stock warrants. The Black Scholes model also requires subjective assumptions, including future stock price volatility and expected time to exercise, which greatly affect the calculated values. The risk free rate selected to value any particular grant is based on the United States Treasury’s T-bill rate (3.5%). The expected volatility is based on the historical volatility of the Company’s stock price. These factors could change in the future, affecting the determination of stock based compensation expense in future periods.

The weighted average fair value of stock based compensation is based on the single option valuation approach. Forfeitures are estimated and it is assumed no dividends will be declared. The estimated fair value of stock based compensation awards is amortized using the straight line method over the vesting period of the warrants or restricted common shares, as such method is consistent with the officer's contractual obligation. The Company’s fair value calculations for stock based compensation awards for the fiscal year ended February 28, 2007 were based on the following assumptions:

Risk free interest rate	3.5%
Expected life	1.25 - 3.00
Expected volatility	235 - 323%
Expected dividends	None

As of March 1, 2006 (date of adoption of FASB 123(R)) the approximate value of unvested awards was as follows:

D Parsons

11/1/04 240,000 restricted stock grant	2,950
3/29/05 316,312 restricted stock grant	22,100
3/29/05 500,000 warrant grant	34,500
7/25/05 250,000 warrant grant	36,750

J Place

11/1/04 240,000 restricted stock grant	2,950
3/29/05 500,000 warrant grant	34,500
7/25/05 250,000 warrant grant	36,750

TAM Trust

3/29/05 1,972,133 restricted stock grant	136,000
3/29/05 500,000 warrant grant	35,000
7/25/05 2,000,000 warrant grant	293,300

Ms. Pamela A. Long
October 4, 2007

As requested, we have also attached the Company’s calculations of the fair value of each award outstanding at the time of adoption (Attachment D).

Note 14 — Subsequent Events/Restatement of Previously Issued Financial Statements, page 75

25.   It is unclear why you characterize your correction of accounting errors as having no effect on previously reported results of operations. In this regard we note that your restatement increased your loss from operations by 5%. Please revise as appropriate.

Comment No. 25.  The Company believes that they have  reclassified to operating expenses both the loss on sale of vehicle / equipment (from other income/expense), as well as, the California franchise fee (from income tax) instead of restating their financial statements to correct immaterial classifications rather than accounting errors.  The Company’s conclusion is based on (1) these reclassifications of $31,600 have no effect on the net loss reported in previously issued financial statements, (2) reclassifications do not change the trend in operations, (3) no impact on debt covenants, (4) no change in accumulated deficit and (5) no change in earnings per share.

Item 12, Certain Relationships and Related Transactions. Page 79

26.  We have reviewed your response to comment 18. Attachment I includes a caption "Stock Compensation Reconciliation," however, it does not include reconciliation. It remains unclear how the consulting expense related to Messrs. Parson and Place disclosed in this note agrees to the amounts reported in MD&A under the heading Consulting Fees to Related Parties. Please provide a reconciliation from the $139,937 in expense recognized related to Messrs. Parson and Place during the fiscal year ended February 28, 2006 per Item 7 to the amount of $201,293 reported in your income statement for that year.

Comment No. 26.  We have revised the disclosures in Note 9 to conform with the compensation expense reported on the Company’s consolidated statements of operations.

Controls and Procedures, page 76

27.   We note your response to comment 38 of our letter dated October 18, 2006. Please provide updated interim disclosure as of your most recently completed fiscal period, as requested in that comment.

Comment 27.  We have made the appropriate update.

Part III
Exhibits. Page 78

28.    We note your response to comment 37 of our letter dated October 18, 2006. Please revise your exhibit table to list Exhibit 10E as a License Agreement with Gary Hess, as that contract is titled and as you indicated such change would he made in your response letter dated September 18, 2006. In addition, please specifically reference the filing with which the exhibit was filed.

Comment No. 28. We have made the required clarification.

Ms. Pamela A. Long
October 4, 2007

        Please be advised that the Company acknowledges that:

• the Company is responsible for the adequacy and accuracy of the disclosures in Amendment 4 to our Form 10-SB filed herewith;

• staff comments or changes to disclosures in response to staff comments do not foreclose the Commission from taking any action with respect to Amendment 4 to our Form 10-SB filed herewith; and

• the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

  If you have any additional questions, do not hesitate to contact the undersigned at (303) 793-0304. For accounting comments, please contact Mr. James Place at (949) 234-1999.

Thank you.

Very truly yours,

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David Wagner
David Wagner

Ms. Pamela A. Long
October 4, 2007

Seychelle

November 26, 2002

To the File:

When Seychelle de-listed on this date in 2002, The TAM Irrevocable Trust expected a higher rate of interest on the money ($309,588) invested to-date in the business. This would also apply as well as on subsequent investments that would be made with the goal of re-listing at some point to recover it's investment.

The interest rate is to be 25% and is referenced in the promissory note attached.

Carl Palmer
President and CEO

32921 Calle Perfecto, San Juan Capistrano California 92675 E-mail: seychellewater@earthlink.net
Ph. 949.234.1999 www.seychelle.com Fx. 949.234.1998

Ms. Pamela A. Long
October 4, 2007

Attachment D

BLACK-SCHOLES OPTION-PRICING MODEL

PARSONS / PLACE
November 30, 2004

INPUT VARIABLES
Number of Shares	480,000
Date issued	11/01/04
Stock Price at grant date	$0.050
Exercise Price	$0.030
Term	3.00
Volatility	278%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	6.50%

INTERMEDIATE COMPUTATIONS
Present Value of Stock Ex-dividend	$0.05
Present Value of Exercise Price	$0.02
Cumulative Volatility	481.91%

CALL OPTION
Proportion of Stock Present Value	99.47%
Proportion of Exercise Price PV	-1.18%
Call Option Value	$0.0494

PUT OPTION
Proportion of Stock PV	-0.53%
Proportion of Exercise Price PV	98.82%
Put Option Value	$0.02

Number of restricted shares valued	480,000

$23,733

Ms. Pamela A. Long
October 4, 2007

Attachment D

BLACK-SCHOLES OPTION-PRICING MODEL

PARSONS
March 29, 2005

INPUT VARIABLES
Number of Shares	316,312
Date issued	03/29/05
Stock Price at grant date	$0.280
Exercise Price	$0.225
Term	3.75
Volatility	323%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	6.50%

INTERMEDIATE COMPUTATIONS
Present Value of Stock Ex-dividend	$0.28
Present Value of Exercise Price	$0.18
Cumulative Volatility	626.37%

CALL OPTION
Proportion of Stock Present Value	99.93%
Proportion of Exercise Price PV	-0.11%
Call Option Value	$0.2796

PUT OPTION
Proportion of Stock PV	-0.07%
Proportion of Exercise Price PV	99.89%
Put Option Value	$0.18

Number of restricted shares valued	316,312

$88,445

Ms. Pamela A. Long
October 4, 2007

Attachment D

BLACK-SCHOLES OPTION-PRICING MODEL

TAM (restricted stock)
March 29, 2005

INPUT VARIABLES
Number of Shares	1,972,133
Date issued	03/29/05
Stock Price at grant date	$0.280
Exercise Price	$0.030
Term	3.75
Volatility	323%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	6.50%

INTERMEDIATE COMPUTATIONS
Present Value of Stock Ex-dividend	$0.28
Present Value of Exercise Price	$0.02
Cumulative Volatility	626.37%

CALL OPTION
Proportion of Stock Present Value	99.98%
Proportion of Exercise Price PV	-0.31%
Call Option Value	$0.2799

PUT OPTION
Proportion of Stock PV	-0.02%
Proportion of Exercise Price PV	99.69%
Put Option Value	$0.02

Number of restricted shares valued	1,972,133

$551,937

Ms. Pamela A. Long
October 4, 2007

Attachment D

BLACK-SCHOLES OPTION-PRICING MODEL

PARSONS / PLACE
July 27, 2005

INPUT VARIABLES
Number of Shares	500,000
Date issued	07/25/05
Stock Price at grant date	$0.300
Exercise Price	$0.225
Term	3.58
Volatility	319%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	6.50%

INTERMEDIATE COMPUTATIONS
Present Value of Stock Ex-dividend	$0.30
Present Value of Exercise Price	$0.18
Cumulative Volatility	602.68%

CALL OPTION
Proportion of Stock Present Value	99.90%
Proportion of Exercise Price PV	-0.17%
Call Option Value	$0.2994

PUT OPTION
Proportion of Stock PV	-0.10%
Proportion of Exercise Price PV	99.83%
Put Option Value	$0.18

Number of warrants valued	500,000

$149,702

Ms. Pamela A. Long
October 4, 2007

Attachment D

BLACK-SCHOLES OPTION-PRICING MODEL

TAM
July 27, 2005

INPUT VARIABLES
Number of Shares	2,000,000
Date issued	07/25/05
Stock Price at grant date	$0.300
Exercise Price	$0.225
Term	3.58
Volatility	319%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	6.50%

INTERMEDIATE COMPUTATIONS
Present Value of Stock Ex-dividend	$0.30
Present Value of Exercise Price	$0.18
Cumulative Volatility	602.68%

CALL OPTION
Proportion of Stock Present Value	99.90%
Proportion of Exercise Price PV	-0.17%
Call Option Value	$0.2994

PUT OPTION
Proportion of Stock PV	-0.10%
Proportion of Exercise Price PV	99.83%
Put Option Value	$0.18

Number of warrants valued	2,000,000

$598,807

Ms. Pamela A. Long
October 4, 2007

Attachment D

BLACK-SCHOLES OPTION-PRICING MODEL

PARSONS / PLACE
March 29, 2005

INPUT VARIABLES
Number of Shares	1,000,000
Date issued	03/29/05
Stock Price at grant date	$0.280
Exercise Price	$0.225
Term	3.75
Volatility	323%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	6.50%

INTERMEDIATE COMPUTATIONS
Present Value of Stock Ex-dividend	$0.28
Present Value of Exercise Price	$0.18
Cumulative Volatility	626.37%

CALL OPTION
Proportion of Stock Present Value	99.93%
Proportion of Exercise Price PV	-0.11%
Call Option Value	$0.2796

PUT OPTION
Proportion of Stock PV	-0.07%
Proportion of Exercise Price PV	99.89%
Put Option Value	$0.18

Number of restricted shares valued	1,000,000

$279,614

Ms. Pamela A. Long
October 4, 2007

Attachment D

BLACK-SCHOLES OPTION-PRICING MODEL

BLACK-SCHOLES OPTION-PRICING MODEL
TAM (warrants)
March 29, 2005

INPUT VARIABLES
Number of Warrants	500,000
Date issued	03/29/05
Stock Price at grant date	$0.280
Exercise Price	$0.225
Term	3.75
Volatility	323%
Annual Rate of Quarterly Dividends	0.00%
Discount Rate - Bond Equivalent Yield	6.50%

INTERMEDIATE COMPUTATIONS
Present Value of Stock Ex-dividend	$0.28
Present Value of Exercise Price	$0.18
Cumulative Volatility	626.37%

CALL OPTION
Proportion of Stock Present Value	99.93%
Proportion of Exercise Price PV	-0.11%
Call Option Value	$0.2796

PUT OPTION
Proportion of Stock PV	-0.07%
Proportion of Exercise Price PV	99.89%
Put Option Value	$0.18

Number of warrants valued	500,000

$139,807

Ms. Pamela A. Long
October 4, 2007

Attachment E

Seychelle Environmental Technologies, Inc
Summary of Consulting Fees
28-Feb-06

				Estimated Intrinsic	Stock		APB #25	Amortization
	Grant date	#	Vesting period	Value	price	Difference	value	2/28/06

Restricted stock

J Place	30-Nov-04	240000	November 30, 2004 - November 30, 2006	$ 0.500	0.030	0.47	112,800	37,600

R Parsons	30-Nov-04	240000	November 30, 2004 - November 30, 2006	$ 0.500	0.030	0.47	112,800	37,600

	29-Mar-05	316312	November 30, 2004 - November 30, 2006	$ 0.280	0.030	0.250	79,078	26,359

	23-Jan-06	37500	None	$ 0.225	-	0.225	8,438	8,438

Warrants

J Place	29-Mar-05	500000	November 30, 2004 - November 30, 2006	$ 0.280	0.225	0.055	27,650	9,217

	27-Jul-05	250000	July 27, 2005 - November 30, 2006	$ 0.285	0.225	0.060	15,000	5,625

R Parsons	29-Mar-05	500000	November 30, 2004 - November 30, 2006	$ 0.280	0.225	0.055	27,650	9,217

	27-Jul-05	250000	July 27, 2005 - November 30, 2006	$ 0.285	0.225	0.060	15,000	5,625

Ms. Pamela A. Long
October 4, 2007

Attachment E (continued)

				Estimated Intrinsic	Stock		APB #25	Amortization
	Grant date	#	Vesting period	Value	price	Difference	value	2/28/06

Subtotal								139,680

Difference (corrected SAB #108 analysis)								(61,613)

Originally reported consulting fees to related parties								201,293